Segment Reporting (Reconciliation of Korean GAAP to U.S. GAAP for Business Segment Operating Income) (Details) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Segments' operating income	16,399,144	17,103,566	18,780,721
Interest and Dividend Income [Member]
Reconciling item, revenue	15,605	(1,186,268)	(1,087,577)
Interest and Dividend Income [Member] | Interest-Bearing Deposits in Other Banks [Member]
Reconciling item, revenue	(41,126)	(48,354)	(37,278)
Interest and Dividend Income [Member] | Loans, Including Fees [Member]
Reconciling item, revenue	284,167	(1,004,779)	(925,841)
Interest and Dividend Income [Member] | Trading Assets [Member]
Reconciling item, revenue	(48,451)	(96,340)	(139,742)
Interest and Dividend Income [Member] | Investment Securities [Member]
Reconciling item, revenue	(186,902)	(38,915)	4,396
Interest and Dividend Income [Member] | Call Loans and Securities Purchased Under Resale Agreements [Member]
Reconciling item, revenue	7,917	2,120	10,888
Non-Interest Income [Member]
Reconciling item, revenue	(9,302,654)	(12,303,408)	(26,425,335)
Non-Interest Income [Member] | Trust Fees, Nets [Member]
Reconciling item, revenue	21,586	23,701	20,980
Non-Interest Income [Member] | Other Fees and Commission Income [Member]
Reconciling item, revenue	(397,892)	895,026	825,337
Non-Interest Income [Member] | Net Trading Revenue [Member]
Reconciling item, revenue	(7,498,021)	(12,061,769)	(25,837,632)
Non-Interest Income [Member] | Net Gain on Investments [Member]
Reconciling item, revenue	(251,702)	(190,683)	(625,070)
Non-Interest Income [Member] | Other Non-Interest Income [Member]
Reconciling item, revenue	(1,176,625)	(969,683)	(808,950)
Total Segments [Member]
Segments' operating income	35,652,826	44,816,330	65,842,310
U.S.GAAP Adjustments [Member]
Reconciling item, revenue	(9,287,049)	(13,489,676)	(27,512,912)
Inter-Segment Transactions [Member]
Reconciling item, revenue	(9,966,633)	(14,223,088)	(19,548,677)